Shareholder Report, Holdings (Details) - C000248999 [Member]	Jul. 31, 2024
Badger Meter, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NetApp, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Manhattan Associates, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Brown & Brown, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Universal Health Services, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
TJX Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
NMI Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.40%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Cash & Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%